RESTRUCTURING 2 (Details) (USD $) In Millions, unless otherwise specified	48 Months Ended
	Dec. 31, 2015	Dec. 31, 2011 Bank debt associated with a vessel [Member]	Dec. 31, 2011 ITCL Bank Loan [Member]
Debt Instrument [Line Items]
Prepayment of bank debt		$ 12.9	$ 33.0
Reduction of gross charter payment commitments	$ 293.0
Percentage the Company will compensate counterparties for difference between renegotiated rates and actual spot rate up to the original contract rates (in hundredths)	100.00%